Summary of Significant Accounting Policies and Going Concern (Details) - Schedule of Potentially Dilutive Securities - shares	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Schedule of Potentially Dilutive Securities [Abstract]
Stock options	16	16	16	16
Warrants	2,240,000	2,240,000	2,240,000	2,240,000
Series B Preferred Stock	91,778,909	6,720,000	46,396,197	4,480,000
Third party convertible debt	88,313,209	192,162,564
Total	182,332,134	201,122,580	64,965,737	38,476,051